Fee and commission income (Tables)	12 Months Ended
Dec. 31, 2019
Fee and commission income (Tables) [Abstract]
Amount of all fees and commissions accruing

The breakdown of the balance of this item is as follows:

Thousand of reais	2019	2018	2017

Collection and payment services:
Bills	1,143,229	1,070,258	970,293
Demand accounts	2,554,559	2,311,925	2,156,384
Cards (Credit and Debit) and Acquiring Services	6,620,708	5,854,503	4,985,306
Checks and other	188,249	169,872	172,718
Orders	720,521	622,405	471,763
Total	11,227,266	10,028,962	8,756,464

Marketing of non-Banking financial products:
Investment funds	725,494	717,924	819,748
Insurance	3,120,471	2,975,661	2,414,478
Capitalization plans	829,852	402,859	363,516
Total	4,675,817	4,096,444	3,597,742

Securities services:
Securities underwriting and placement	721,793	448,914	513,727
Securities trading	186,847	137,617	114,015
Administration and custody	401,310	41,794	191,987
Asset management	2,291	2,173	2,353
Total	1,312,241	630,497	822,082

Other:
Foreign exchange	968,270	934,801	742,676
Financial guarantees	650,241	708,819	672,801
Other fees and commissions	1,558,623	1,328,928	1,223,778
Total	3,177,134	2,972,549	2,639,255

Total	20,392,458	17,728,452	15,815,543